UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



     Report for the Calendar Year or Quarter Ended September 30, 2006

Check here if Amendment:                |_|; Amendment Number: ____

This Amendment (Check only one):        |_| is a restatement
                                        |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Craig A. Drill
          d/b/a/ Craig Drill Capital Corporation and Craig Drill Capital, LLC

Address:  724 Fifth Avenue
          9th Floor
          New York, NY 10019

13F File Number:  28-10742

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Craig A. Drill
Title:    Investment Manager / Managing Member
Phone:    (212) 508-5757


Signature, Place and Date of Signing:

/s/ Craig A. Drill              New York, New York           October 16, 2006
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:              0

Form 13F Information Table Entry Total:        10

Form 13F Information Table Value Total:  $106,674 (thousands)


List of Other Included Managers:

None


                                                                   FORM 13F INFORMATION TABLE
                                                                        Craig A. Drill
                                                                      September 30, 2006


COLUMN 1                      COLUMN 2   COLUMN 3    COLUMN 4         COLUMN 5          COLUMN 6    COLUMN 7       COLUMN 8

                              TITLE                  VALUE      SHRS OR     SH/  PUT/   INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                OF CLASS   CUSIP       (X$1000)   PRN AMT     PRN  CALL   DISCRETION  MGRS    SOLE       SHARED  OTHER
--------------                --------   ---------   --------   ---------   ---  ----   ----------  -----   ----       ------  ----

Build A Bear Workshop         COM        120076104    3561.2      156,400   SH          SOLE        NONE      156,400
Ciphergen Biosystems Inc      COM        17252Y104    1142.7      859,200   SH          SOLE        NONE      859,200
Comarco Inc                   COM        200080109    3265.3      366,886   SH          SOLE        NONE      366,886
Downey Finl Corp              COM        261018105    3859.3       58,000   SH          SOLE        NONE       58,000
Eagle Materials Inc           COM        26969P108     355.4       10,551   SH          SOLE        NONE       10,551
Farmer Bros Co                COM        307675108     332.7       16,200   SH          SOLE        NONE       16,200
Gildan Activewear Inc         COM        375916103    1875.4       38,700   SH          SOLE        NONE       38,700
Palomar Med Technologies Inc  COM NEW    697529303   64295.9    1,523,600   SH          SOLE        NONE    1,523,600
Quest Diagnostics Inc         COM        74834L100   26243.8      429,100   SH          SOLE        NONE      429,100
Third Wave Technologies Inc   COM        88428W108    1742.3      388,900   SH          SOLE        NONE      388,900











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